LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.50%
Aerospace & Defense–0.27%
Lockheed Martin Corp.	770	$ 364,002
Northrop Grumman Corp.	590	272,415
Raytheon Technologies Corp.	6,310	617,938
Textron, Inc.	3,657	258,294
		1,512,649
Air Freight & Logistics–0.15%
CH Robinson Worldwide, Inc.	1,588	157,800
Expeditors International of Washington, Inc.	3,352	369,122
FedEx Corp.	1,410	322,171
		849,093
Automobiles–0.09%
Ford Motor Co.	42,244	532,274
		532,274
Banks–5.76%
Bank of America Corp.	59,330	1,696,838
Citigroup, Inc.	11,500	539,235
Citizens Financial Group, Inc.	128,787	3,911,261
Comerica, Inc.	511	22,188
East West Bancorp, Inc.	3,792	210,456
Fifth Third Bancorp	149,571	3,984,571
First Citizens BancShares, Inc. Class A	3,748	3,647,179
First Horizon Corp.	4,418	78,552
FNB Corp.	8,732	101,291
Huntington Bancshares, Inc.	462,979	5,185,365
M&T Bank Corp.	47,250	5,649,683
Pinnacle Financial Partners, Inc.	1,235	68,123
Popular, Inc.	10,949	628,582
Regions Financial Corp.	248,394	4,610,193
U.S. Bancorp	12,750	459,638
Webster Financial Corp.	1,444	56,922
Wells Fargo & Co.	34,040	1,272,415
Western Alliance Bancorp	882	31,346
Wintrust Financial Corp.	2,834	206,740
Zions Bancorp NA	8,230	246,324
		32,606,902
Beverages–1.10%
†Boston Beer Co., Inc. Class A	199	65,411
Constellation Brands, Inc. Class A	11,783	2,661,662
Keurig Dr Pepper, Inc.	74,960	2,644,589
PepsiCo, Inc.	4,710	858,633
		6,230,295
Biotechnology–1.16%
AbbVie, Inc.	6,095	971,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Alnylam Pharmaceuticals, Inc.	485	$ 97,155
Amgen, Inc.	1,660	401,305
†BioMarin Pharmaceutical, Inc.	1,059	102,977
†Exelixis, Inc.	1,852	35,947
Gilead Sciences, Inc.	12,930	1,072,802
†Horizon Therapeutics PLC	3,673	400,871
†Incyte Corp.	3,021	218,328
†Mirati Therapeutics, Inc.	3,921	145,783
†Neurocrine Biosciences, Inc.	3,817	386,357
†Regeneron Pharmaceuticals, Inc.	1,340	1,101,038
†Sarepta Therapeutics, Inc.	6,862	945,790
†Ultragenyx Pharmaceutical, Inc.	3,262	130,806
†United Therapeutics Corp.	1,323	296,299
†Vertex Pharmaceuticals, Inc.	740	233,152
		6,539,970
Broadline Retail–0.18%
†Amazon.com, Inc.	5,360	553,634
eBay, Inc.	6,653	295,194
Kohl's Corp.	6,879	161,932
		1,010,760
Building Products–1.67%
†Builders FirstSource, Inc.	9,210	817,664
Carlisle Cos., Inc.	14,660	3,314,186
Fortune Brands Home & Security, Inc.	64,694	3,799,478
Trane Technologies PLC	8,110	1,492,078
		9,423,406
Capital Markets–5.87%
Affiliated Managers Group, Inc.	2,840	404,473
Ameriprise Financial, Inc.	41,879	12,835,913
Cboe Global Markets, Inc.	4,400	590,656
Charles Schwab Corp.	9,120	477,706
CME Group, Inc.	3,850	737,352
Evercore, Inc. Class A	354	40,845
Interactive Brokers Group, Inc. Class A	1,385	114,346
Jefferies Financial Group, Inc.	13,368	424,300
KKR & Co., Inc.	4,136	217,223
LPL Financial Holdings, Inc.	2,823	571,375
Morgan Stanley	4,900	430,220
Morningstar, Inc.	837	169,936
MSCI, Inc.	1,092	611,181
Northern Trust Corp.	31,480	2,774,332
Raymond James Financial, Inc.	49,026	4,572,655
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
S&P Global, Inc.	2,686	$ 926,052
State Street Corp.	59,084	4,472,068
Stifel Financial Corp.	1,588	93,835
T Rowe Price Group, Inc.	23,690	2,674,601
Virtu Financial, Inc. Class A	3,409	64,430
		33,203,499
Chemicals–1.63%
†Axalta Coating Systems Ltd.	1,499	45,405
Celanese Corp.	16,288	1,773,600
CF Industries Holdings, Inc.	4,431	321,203
Chemours Co.	5,116	153,173
Corteva, Inc.	12,810	772,571
DuPont de Nemours, Inc.	5,190	372,486
Eastman Chemical Co.	6,013	507,136
†Ginkgo Bioworks Holdings, Inc.	198,620	264,165
Huntsman Corp.	10,711	293,053
Linde PLC	1,220	433,637
RPM International, Inc.	43,778	3,819,193
Scotts Miracle-Gro Co.	1,499	104,540
Valvoline, Inc.	10,671	372,845
		9,233,007
Commercial Services & Supplies–0.27%
Republic Services, Inc.	7,433	1,005,090
Ritchie Bros Auctioneers, Inc.	1,575	88,657
Waste Management, Inc.	2,480	404,662
		1,498,409
Communications Equipment–0.99%
†Ciena Corp.	6,262	328,880
Cisco Systems, Inc.	5,680	296,922
†Lumentum Holdings, Inc.	2,293	123,845
Motorola Solutions, Inc.	16,994	4,862,493
		5,612,140
Construction & Engineering–0.16%
MDU Resources Group, Inc.	9,965	303,733
Quanta Services, Inc.	1,570	261,625
†WillScot Mobile Mini Holdings Corp.	7,220	338,474
		903,832
Construction Materials–0.78%
Martin Marietta Materials, Inc.	12,488	4,433,989
		4,433,989
Consumer Finance–0.71%
Ally Financial, Inc.	1,056	26,917
American Express Co.	4,950	816,503
Discover Financial Services	30,026	2,967,770
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
OneMain Holdings, Inc.	3,963	$ 146,948
SLM Corp.	2,511	31,111
		3,989,249
Consumer Staples Distribution & Retail–1.64%
Costco Wholesale Corp.	770	382,590
Kroger Co.	55,345	2,732,383
Target Corp.	2,600	430,638
†U.S. Foods Holding Corp.	142,840	5,276,509
Walmart, Inc.	3,060	451,197
		9,273,317
Containers & Packaging–2.25%
=†Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	3,149	563,450
Ball Corp.	40,751	2,245,788
Berry Global Group, Inc.	19,368	1,140,775
Crown Holdings, Inc.	1,411	116,704
Graphic Packaging Holding Co.	16,059	409,344
Packaging Corp. of America	26,630	3,697,043
Silgan Holdings, Inc.	77,283	4,147,779
Sonoco Products Co.	5,679	346,419
		12,758,877
Distributors–1.49%
Genuine Parts Co.	17,264	2,888,440
LKQ Corp.	97,609	5,540,287
		8,428,727
Diversified Consumer Services–0.19%
†Grand Canyon Education, Inc.	2,297	261,628
H&R Block, Inc.	15,500	546,375
Service Corp. International	4,115	283,030
		1,091,033
Diversified REITs–0.50%
WP Carey, Inc.	36,336	2,814,223
		2,814,223
Diversified Telecommunication Services–0.07%
Lumen Technologies, Inc.	17,702	46,910
Verizon Communications, Inc.	9,250	359,733
		406,643
Electric Utilities–3.42%
Duke Energy Corp.	4,435	427,845
Edison International	41,812	2,951,509
Entergy Corp.	51,655	5,565,310
Exelon Corp.	9,360	392,090
NextEra Energy, Inc.	10,830	834,777
NRG Energy, Inc.	7,073	242,533

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
OGE Energy Corp.	5,644	$ 212,553
†PG&E Corp.	62,678	1,013,503
PPL Corp.	4,518	125,555
Southern Co.	4,780	332,592
Xcel Energy, Inc.	107,605	7,256,881
		19,355,148
Electrical Equipment–2.47%
Acuity Brands, Inc.	19,229	3,513,715
AMETEK, Inc.	32,345	4,700,699
Eaton Corp. PLC	3,560	609,971
Emerson Electric Co.	4,210	366,859
Hubbell, Inc.	17,703	4,307,317
nVent Electric PLC	11,130	477,922
		13,976,483
Electronic Equipment, Instruments & Components–3.19%
Amphenol Corp. Class A	51,640	4,220,021
†Arrow Electronics, Inc.	1,738	217,024
CDW Corp.	24,590	4,792,345
Corning, Inc.	10,583	373,368
Jabil, Inc.	40,312	3,553,906
†Keysight Technologies, Inc.	2,705	436,803
†Teledyne Technologies, Inc.	7,335	3,281,386
Vontier Corp.	43,413	1,186,912
		18,061,765
Energy Equipment & Services–0.22%
Baker Hughes Co.	12,718	367,041
Halliburton Co.	12,232	387,021
Schlumberger NV	9,610	471,851
		1,225,913
Entertainment–1.05%
Activision Blizzard, Inc.	1,015	86,874
Electronic Arts, Inc.	2,974	358,218
†Netflix, Inc.	790	272,929
†Roku, Inc.	1,685	110,907
†Spotify Technology SA	2,530	338,059
†Take-Two Interactive Software, Inc.	32,387	3,863,769
†Walt Disney Co.	2,480	248,322
†Warner Bros Discovery, Inc.	44,013	664,596
		5,943,674
Financial Services–1.79%
Apollo Global Management, Inc.	6,305	398,224
†Berkshire Hathaway, Inc. Class B	5,250	1,621,042
Corebridge Financial, Inc.	3,029	48,525
Equitable Holdings, Inc.	16,882	428,634
Fidelity National Information Services, Inc.	4,949	268,879
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†FleetCor Technologies, Inc.	15,936	$ 3,360,106
Global Payments, Inc.	3,361	353,712
Mastercard, Inc. Class A	1,500	545,115
MGIC Investment Corp.	214,903	2,883,998
†Toast, Inc. Class A	6,968	123,682
Voya Financial, Inc.	1,603	114,550
		10,146,467
Food Products–0.93%
Archer-Daniels-Midland Co.	6,664	530,854
Bunge Ltd.	3,226	308,148
Conagra Brands, Inc.	3,969	149,076
Ingredion, Inc.	7,070	719,231
Lamb Weston Holdings, Inc.	1,808	188,972
†Pilgrim's Pride Corp.	13,140	304,585
†Post Holdings, Inc.	28,066	2,522,291
Tyson Foods, Inc. Class A	9,041	536,312
		5,259,469
Gas Utilities–0.48%
National Fuel Gas Co.	46,919	2,709,103
		2,709,103
Ground Transportation–0.25%
CSX Corp.	9,570	286,526
Knight-Swift Transportation Holdings, Inc.	6,090	344,572
Landstar System, Inc.	1,023	183,383
†RXO, Inc.	1,499	29,440
Schneider National, Inc. Class B	5,734	153,385
†Uber Technologies, Inc.	11,580	367,086
†XPO Logistics, Inc.	1,499	47,818
		1,412,210
Health Care Equipment & Supplies–1.74%
†Align Technology, Inc.	3,673	1,227,296
†Boston Scientific Corp.	17,460	873,524
Cooper Cos., Inc.	441	164,652
DENTSPLY SIRONA, Inc.	2,117	83,156
†Globus Medical, Inc. Class A	31,951	1,809,705
†Hologic, Inc.	7,956	642,049
Teleflex, Inc.	530	134,254
Zimmer Biomet Holdings, Inc.	38,145	4,928,334
		9,862,970
Health Care Providers & Services–4.61%
†Agilon Health, Inc.	4,680	111,150
AmerisourceBergen Corp.	39,138	6,266,385
†Centene Corp.	4,000	252,840
Cigna Group	1,790	457,399
†DaVita, Inc.	1,676	135,940
Elevance Health, Inc.	2,910	1,338,047

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Henry Schein, Inc.	67,170	$ 5,477,042
Humana, Inc.	1,420	689,353
Laboratory Corp. of America Holdings	15,882	3,643,649
McKesson Corp.	4,424	1,575,165
†Molina Healthcare, Inc.	560	149,794
Premier, Inc. Class A	6,968	225,554
Quest Diagnostics, Inc.	23,035	3,258,992
UnitedHealth Group, Inc.	600	283,554
Universal Health Services, Inc. Class B	17,592	2,235,943
		26,100,807
Health Care REITs–0.25%
Healthcare Realty Trust, Inc. Class A	1,940	37,500
Ventas, Inc.	32,176	1,394,830
		1,432,330
Hotel & Resort REITs–0.27%
Host Hotels & Resorts, Inc.	91,651	1,511,325
Park Hotels & Resorts, Inc.	1,851	22,878
		1,534,203
Hotels, Restaurants & Leisure–1.62%
†Booking Holdings, Inc.	80	212,193
†Chipotle Mexican Grill, Inc.	433	739,690
Darden Restaurants, Inc.	19,007	2,949,126
†Expedia Group, Inc.	30,581	2,967,274
MGM Resorts International	8,466	376,060
†Six Flags Entertainment Corp.	23,300	622,343
Travel & Leisure Co.	7,982	312,894
Wyndham Hotels & Resorts, Inc.	4,145	281,238
Yum! Brands, Inc.	5,220	689,458
		9,150,276
Household Durables–1.18%
†Mohawk Industries, Inc.	23,179	2,322,999
Newell Brands, Inc.	240,096	2,986,794
PulteGroup, Inc.	1,940	113,063
Tempur Sealy International, Inc.	1,411	55,721
Toll Brothers, Inc.	14,287	857,649
Whirlpool Corp.	2,490	328,730
		6,664,956
Household Products–0.57%
Colgate-Palmolive Co.	5,320	399,798
Energizer Holdings, Inc.	57,315	1,988,831
Procter & Gamble Co.	5,570	828,203
		3,216,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.28%
AES Corp.	37,464	$ 902,133
Vistra Corp.	28,342	680,208
		1,582,341
Industrial Conglomerates–0.08%
Honeywell International, Inc.	2,230	426,198
		426,198
Industrial REITs–0.54%
First Industrial Realty Trust, Inc.	2,999	159,547
Prologis, Inc.	5,036	628,342
Rexford Industrial Realty, Inc.	37,945	2,263,419
		3,051,308
Insurance–5.05%
American Financial Group, Inc.	1,450	176,175
†Arch Capital Group Ltd.	91,379	6,201,893
Arthur J Gallagher & Co.	1,158	221,537
Assurant, Inc.	494	59,315
Brown & Brown, Inc.	4,431	254,428
Chubb Ltd.	2,970	576,715
Everest Re Group Ltd.	837	299,663
F&G Annuities & Life, Inc.	284	5,146
Fidelity National Financial, Inc.	2,730	95,359
Globe Life, Inc.	16,879	1,857,027
Hartford Financial Services Group, Inc.	73,195	5,100,959
Loews Corp.	102,478	5,945,773
MetLife, Inc.	7,030	407,318
Progressive Corp.	8,930	1,277,526
RenaissanceRe Holdings Ltd.	11,326	2,269,051
Travelers Cos., Inc.	2,810	481,662
Unum Group	6,275	248,239
W R Berkley Corp.	47,922	2,983,624
Willis Towers Watson PLC	578	134,316
		28,595,726
Interactive Media & Services–1.25%
†Alphabet, Inc. Class A	8,320	863,034
†Alphabet, Inc. Class C	8,790	914,160
†IAC, Inc.	64,558	3,331,193
†Meta Platforms, Inc. Class A	9,110	1,930,773
†Pinterest, Inc. Class A	1,852	50,504
		7,089,664
IT Services–1.04%
Amdocs Ltd.	11,544	1,108,570
†Globant SA	618	101,358
†GoDaddy, Inc. Class A	46,205	3,591,053
†MongoDB, Inc.	2,954	688,636

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Twilio, Inc. Class A	970	$ 64,631
†VeriSign, Inc.	1,632	344,891
		5,899,139
Leisure Products–0.09%
Brunswick Corp.	5,240	429,680
†Mattel, Inc.	5,116	94,186
		523,866
Life Sciences Tools & Services–0.85%
†10X Genomics, Inc. Class A	264	14,729
Agilent Technologies, Inc.	14,995	2,074,408
†Avantor, Inc.	3,262	68,959
†Azenta, Inc.	3,026	135,020
†Bio-Rad Laboratories, Inc. Class A	330	158,077
Bio-Techne Corp.	971	72,038
†Charles River Laboratories International, Inc.	1,213	244,808
†IQVIA Holdings, Inc.	3,030	602,637
†Maravai LifeSciences Holdings, Inc. Class A	3,175	44,482
PerkinElmer, Inc.	705	93,948
†QIAGEN NV	2,646	121,531
†Repligen Corp.	88	14,816
†Syneos Health, Inc.	3,262	116,192
Thermo Fisher Scientific, Inc.	1,650	951,010
†Waters Corp.	354	109,609
		4,822,264
Machinery–5.97%
Allison Transmission Holdings, Inc.	27,533	1,245,593
Crane Holdings Co.	3,855	437,543
Dover Corp.	19,837	3,014,034
Fortive Corp.	1,852	126,251
IDEX Corp.	15,444	3,568,027
ITT, Inc.	51,154	4,414,590
Lincoln Electric Holdings, Inc.	26,344	4,454,770
†Middleby Corp.	31,763	4,656,773
Otis Worldwide Corp.	4,730	399,212
PACCAR, Inc.	14,193	1,038,928
Parker-Hannifin Corp.	3,178	1,068,158
Snap-on, Inc.	21,497	5,307,394
Timken Co.	49,496	4,044,813
		33,776,086
Media–1.84%
Cable One, Inc.	232	162,864
†Charter Communications, Inc. Class A	1,590	568,600
Comcast Corp. Class A	40,510	1,535,734
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Fox Corp. Class B	17,550	$ 549,491
†Liberty Broadband Corp. Class C	45,638	3,728,625
†Liberty Media Corp.-Liberty SiriusXM Class C	118,072	3,304,835
News Corp. Class A	5,031	86,885
Omnicom Group, Inc.	4,080	384,907
†Trade Desk, Inc. Class A	1,764	107,445
		10,429,386
Metals & Mining–0.75%
Alcoa Corp.	2,557	108,826
Freeport-McMoRan, Inc.	59,844	2,448,218
Newmont Corp.	1,172	57,451
Nucor Corp.	793	122,495
Reliance Steel & Aluminum Co.	2,248	577,151
Steel Dynamics, Inc.	8,160	922,570
		4,236,711
Mortgage Real Estate Investment Trusts (REITs)–0.05%
Annaly Capital Management, Inc.	7,387	141,166
Rithm Capital Corp.	14,352	114,816
		255,982
Multi-Utilities–2.92%
Ameren Corp.	1,676	144,790
CenterPoint Energy, Inc.	1,738	51,201
CMS Energy Corp.	109,640	6,729,703
Consolidated Edison, Inc.	5,417	518,244
DTE Energy Co.	1,499	164,200
Public Service Enterprise Group, Inc.	9,620	600,769
Sempra Energy	12,647	1,911,721
WEC Energy Group, Inc.	67,720	6,419,179
		16,539,807
Office REITs–0.60%
Alexandria Real Estate Equities, Inc.	3,874	486,536
Boston Properties, Inc.	36,632	1,982,524
Cousins Properties, Inc.	1,229	26,276
Highwoods Properties, Inc.	2,291	53,128
JBG SMITH Properties	53,654	808,029
Kilroy Realty Corp.	923	29,905
		3,386,398
Oil, Gas & Consumable Fuels–3.26%
APA Corp.	14,816	534,265
Cheniere Energy, Inc.	8,355	1,316,748
Chevron Corp.	4,130	673,851
Coterra Energy, Inc.	139,101	3,413,538
Devon Energy Corp.	6,559	331,951

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	20,642	$ 2,790,179
EOG Resources, Inc.	7,020	804,703
Exxon Mobil Corp.	13,410	1,470,541
Marathon Oil Corp.	12,170	291,593
Marathon Petroleum Corp.	4,394	592,443
PDC Energy, Inc.	799	51,280
Phillips 66	3,050	309,209
Pioneer Natural Resources Co.	1,499	306,156
Range Resources Corp.	10,070	266,553
Targa Resources Corp.	3,619	264,006
Valero Energy Corp.	555	77,478
Vitesse Energy, Inc.	1,573	29,934
Williams Cos., Inc.	165,327	4,936,664
		18,461,092
Paper & Forest Products–0.07%
Louisiana-Pacific Corp.	7,690	416,875
		416,875
Passenger Airlines–0.57%
†Alaska Air Group, Inc.	3,087	129,531
†Copa Holdings SA Class A	3,792	350,191
†Delta Air Lines, Inc.	27,269	952,233
Southwest Airlines Co.	54,846	1,784,689
		3,216,644
Pharmaceuticals–1.22%
Bristol-Myers Squibb Co.	5,830	404,077
Eli Lilly & Co.	1,550	532,301
†Jazz Pharmaceuticals PLC	26,253	3,841,602
Johnson & Johnson	6,120	948,600
Merck & Co., Inc.	6,460	687,279
Pfizer, Inc.	10,260	418,608
Viatris, Inc.	8,113	78,047
		6,910,514
Professional Services–0.59%
Booz Allen Hamilton Holding Corp.	3,590	332,757
†FTI Consulting, Inc.	2,117	417,790
KBR, Inc.	32,876	1,809,824
Leidos Holdings, Inc.	1,234	113,602
ManpowerGroup, Inc.	2,601	214,661
TransUnion	7,308	454,119
		3,342,753
Real Estate Management & Development–0.74%
†CBRE Group, Inc. Class A	52,199	3,800,609
†Jones Lang LaSalle, Inc.	2,623	381,620
		4,182,229
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–2.10%
American Homes 4 Rent Class A	106,289	$ 3,342,789
AvalonBay Communities, Inc.	17,467	2,935,504
Camden Property Trust	547	57,348
Equity Residential	668	40,080
Essex Property Trust, Inc.	8,110	1,696,125
Invitation Homes, Inc.	2,595	81,042
Mid-America Apartment Communities, Inc.	12,402	1,873,198
Sun Communities, Inc.	12,638	1,780,441
UDR, Inc.	2,469	101,377
		11,907,904
Retail REITs–1.66%
Brixmor Property Group, Inc.	131,184	2,823,079
Federal Realty Investment Trust	16,730	1,653,426
Kimco Realty Corp.	132,926	2,596,045
Realty Income Corp.	1,596	101,059
Regency Centers Corp.	33,639	2,058,034
Simon Property Group, Inc.	1,157	129,549
Spirit Realty Capital, Inc.	1,243	49,521
		9,410,713
Semiconductors & Semiconductor Equipment–0.69%
†Enphase Energy, Inc.	2,429	510,770
Lam Research Corp.	2,337	1,238,890
Marvell Technology, Inc.	8,642	374,199
NXP Semiconductors NV	2,580	481,105
†Qorvo, Inc.	2,245	228,025
QUALCOMM, Inc.	3,760	479,701
Skyworks Solutions, Inc.	2,502	295,186
Teradyne, Inc.	2,570	276,301
		3,884,177
Software–1.82%
†Bills Holdings, Inc.	245	19,879
†Black Knight, Inc.	1,605	92,384
†Cadence Design Systems, Inc.	5,729	1,203,606
†Confluent, Inc. Class A	10,361	249,389
†Crowdstrike Holdings, Inc. Class A	354	48,590
†Dropbox, Inc. Class A	6,570	142,043
†Elastic NV	1,676	97,040
†Five9, Inc.	4,229	305,714
†Freshworks, Inc. Class A	6,968	107,028
Gen Digital, Inc.	31,363	538,189
†HubSpot, Inc.	882	378,157
Intuit, Inc.	830	370,039
Microsoft Corp.	3,790	1,092,657
†New Relic, Inc.	3,926	295,589
†Nutanix, Inc. Class A	7,828	203,450
Oracle Corp.	7,390	686,679

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Palantir Technologies, Inc. Class A	10,422	$ 88,066
†Palo Alto Networks, Inc.	2,248	449,016
†Qualtrics International, Inc. Class A	12,505	222,964
†SentinelOne, Inc. Class A	14,100	230,676
†Smartsheet, Inc. Class A	19,271	921,154
†Synopsys, Inc.	4,300	1,660,875
†Teradata Corp.	4,145	166,961
†UiPath, Inc. Class A	5,907	103,727
†VMware, Inc. Class A	2,124	265,181
†Workday, Inc. Class A	1,790	369,707
		10,308,760
Specialized REITs–1.98%
Digital Realty Trust, Inc.	3,310	325,406
Gaming & Leisure Properties, Inc.	12,456	648,459
Life Storage, Inc.	714	93,598
Rayonier, Inc.	102,731	3,416,833
SBA Communications Corp.	6,349	1,657,534
VICI Properties, Inc.	23,939	780,890
Weyerhaeuser Co.	141,134	4,252,368
		11,175,088
Specialty Retail–2.36%
Advance Auto Parts, Inc.	1,632	198,468
†AutoNation, Inc.	3,026	406,573
†AutoZone, Inc.	2,278	5,599,666
Bath & Body Works, Inc.	78,840	2,883,967
Best Buy Co., Inc.	39,709	3,108,023
Dick's Sporting Goods, Inc.	1,942	275,550
Lowe's Cos., Inc.	1,640	327,951
†O'Reilly Automotive, Inc.	645	547,592
		13,347,790
Technology Hardware, Storage & Peripherals–0.53%
Dell Technologies, Inc. Class C	6,561	263,818
Hewlett Packard Enterprise Co.	44,640	711,115
HP, Inc.	25,311	742,878
NetApp, Inc.	5,170	330,105
†Pure Storage, Inc. Class A	10,046	256,273
Seagate Technology Holdings PLC	7,590	501,851
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Western Digital Corp.	5,821	$ 219,277
		3,025,317
Textiles, Apparel & Luxury Goods–1.95%
†Capri Holdings Ltd.	7,982	375,154
Carter's, Inc.	39,301	2,826,528
PVH Corp.	2,338	208,456
Ralph Lauren Corp.	30,434	3,550,735
Tapestry, Inc.	94,178	4,060,013
		11,020,886
Tobacco–0.29%
Altria Group, Inc.	10,000	446,200
Philip Morris International, Inc.	12,480	1,213,680
		1,659,880
Trading Companies & Distributors–0.35%
Air Lease Corp.	10,115	398,227
MSC Industrial Direct Co., Inc. Class A	5,468	459,312
United Rentals, Inc.	560	221,626
WW Grainger, Inc.	1,279	880,988
		1,960,153
Water Utilities–0.04%
American Water Works Co., Inc.	1,059	155,133
Essential Utilities, Inc.	1,499	65,431
		220,564
Total Common Stock (Cost $395,551,796)		523,471,115

MONEY MARKET FUND–6.92%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	39,159,122	39,159,122
Total Money Market Fund (Cost $39,159,122)		39,159,122

TOTAL INVESTMENTS–99.42% (Cost $434,710,918)	562,630,237
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	3,290,565
NET ASSETS APPLICABLE TO 32,446,602 SHARES OUTSTANDING–100.00%	$565,920,802

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	British Pound	$154,438	$150,059	6/16/23	$4,379	$—
2	Euro	272,587	268,027	6/16/23	4,560	—
2	Japanese Yen	190,562	186,505	6/16/23	4,057	—
					12,996	—
Equity Contracts:
14	E-mini Russell 2000 Index	1,269,450	1,320,721	6/16/23	—	(51,271)
28	E-mini S&P 500 Index	5,792,850	5,533,542	6/16/23	259,308	—
101	E-mini S&P MidCap 400 Index	25,549,970	26,256,277	6/16/23	—	(706,307)
5	Euro STOXX 50 Index	231,053	228,626	6/16/23	2,427	—
1	FTSE 100 Index	94,235	97,178	6/16/23	—	(2,943)
1	Nikkei 225 Index (OSE)	211,184	211,336	6/8/23	—	(152)
					261,735	(760,673)
Total Futures Contracts					$274,731	$(760,673)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$523,379,540	$—	$91,575	$523,471,115
Money Market Fund	39,159,122	—	—	39,159,122
Total Investments	$562,538,662	$—	$91,575	$562,630,237
Derivatives:

Assets:
Futures Contracts	$274,731	$—	$—	$274,731
Liabilities:
Futures Contracts	$(760,673)	$—	$—	$(760,673)
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10